Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 5,149	$ 5,149	$ 5,149
Property and equipment, accumulated depreciation	7,939,270	7,768,893	7,343,888
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	18,851,312	18,455,094	17,729,111
Common stock, shares outstanding	18,851,312	18,455,094	17,729,111
Series D Preferred Stock [Member]
Preferred stock, shares issued	2,086,957	2,086,957	2,086,957
Preferred stock, shares outstanding	2,086,957	2,086,957	2,086,957
Preferred stock, liquidation preference	2,400,000	2,400,000	1.15
Series E Preferred Stock [Member]
Preferred stock, shares issued	3,308,392	3,308,392	3,308,392
Preferred stock, shares outstanding	3,308,392	3,308,392	3,308,392
Preferred stock, liquidation preference	5,286,704	5,286,704	1.37
Series F Preferred Stock [Member]
Preferred stock, shares issued	8,314	8,314	8,314
Preferred stock, shares outstanding	8,314	8,314	8,314
Preferred stock, liquidation preference	723,025	723,025	75
Series G Preferred Stock [Member]
Preferred stock, shares issued	92,449	92,449	92,448
Preferred stock, shares outstanding	92,449	92,449	92,448
Preferred stock, liquidation preference	$ 1,351,639	$ 1,299,570	$ 13